STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.3%
Automobiles & Components - .6%
Stoneridge Inc.	87,970	[a]	1,491,092
Banks - 11.8%
BankUnited Inc.	136,634		4,668,784
Essent Group Ltd.	104,804		3,654,515
First Bancorp	454,578		6,218,627
First Interstate BancSystem Inc., Cl. A	92,477		3,731,447
First Merchants Corp.	80,386		3,109,330
Silvergate Capital Corp., Cl. A	20,158	[a]	1,518,905
Synovus Financial Corp.	108,847		4,082,851
Texas Capital Bancshares Inc.	47,720	[a]	2,816,912
			29,801,371
Capital Goods - 11.3%
EnerSys	42,898		2,495,377
Flowserve Corp.	69,422		1,686,955
Fluor Corp.	268,696	[a]	6,687,843
Gibraltar Industries Inc.	38,729	[a]	1,585,178
GrafTech International Ltd.	282,793		1,218,838
Matrix Service Co.	306,052	[a]	1,267,055
Maxar Technologies Inc.	121,766		2,279,460
Terex Corp.	56,125		1,669,157
Titan Machinery Inc.	89,876	[a]	2,539,896
Triumph Group Inc.	92,434	[a]	794,008
Wabash National Corp.	218,968		3,407,142
WESCO International Inc.	24,733	[a]	2,952,626
			28,583,535
Commercial & Professional Services - .9%
The Brink's Company	46,036		2,229,984
Consumer Durables & Apparel - 3.3%
Allbirds Inc., CI. A	387,742	[a,b]	1,178,736
GoPro Inc., Cl. A	539,230	[a]	2,658,404
Topgolf Callaway Brands Corp.	236,407	[a]	4,553,199
			8,390,339
Consumer Services - 3.5%
Bloomin' Brands Inc.	222,899		4,085,739
Genius Sports Ltd.	126,127	[a]	462,886
Papa John's International Inc.	31,662	[b]	2,216,657
Six Flags Entertainment Corp.	111,402	[a,b]	1,971,815
			8,737,097

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Diversified Financials - 1.5%
PJT Partners Inc., Cl. A	57,743		3,858,387
Energy - 6.1%
CNX Resources Corp.	284,210	[a]	4,413,781
PBF Energy Inc., Cl. A	171,736	[a]	6,038,238
Viper Energy Partners LP	175,707		5,035,763
			15,487,782
Food & Staples Retailing - 1.8%
The Chefs' Warehouse Inc.	159,467	[a]	4,619,759
Health Care Equipment & Services - 13.6%
Acadia Healthcare Co.	60,146	[a]	4,702,214
Amedisys Inc.	25,547	[a]	2,472,694
Health Catalyst Inc.	174,624	[a]	1,693,853
Merit Medical Systems Inc.	26,041	[a]	1,471,577
ModivCare Inc.	34,673	[a]	3,456,205
NuVasive Inc.	57,304	[a]	2,510,488
Privia Health Group Inc.	200,255	[a]	6,820,685
R1 RCM Inc.	167,360	[a]	3,101,181
Select Medical Holdings Corp.	148,964		3,292,104
TransMedics Group Inc.	115,542	[a]	4,822,723
			34,343,724
Household & Personal Products - 1.1%
Spectrum Brands Holdings Inc.	71,416		2,787,366
Insurance - 2.8%
BRP Group Inc., Cl. A	132,873	[a,b]	3,501,204
The Hanover Insurance Group Inc.	28,264		3,621,749
			7,122,953
Materials - 3.8%
Alamos Gold Inc., Cl. A	913,986		6,772,636
Largo Inc.	275,901	[a]	1,462,275
Tronox Holdings PLC	119,262		1,460,960
			9,695,871
Media & Entertainment - 2.0%
Eventbrite Inc., Cl. A	308,452	[a]	1,875,388
Magnite Inc.	359,853	[a]	2,364,234
TrueCar Inc.	465,484	[a]	702,881
			4,942,503
Pharmaceuticals Biotechnology & Life Sciences - 4.7%
Alkermes PLC	225,544	[a]	5,036,398
Denali Therapeutics Inc.	106,383	[a]	3,264,894
Ultragenyx Pharmaceutical Inc.	23,547	[a]	975,081
Xenon Pharmaceuticals Inc.	71,591	[a]	2,584,435
			11,860,808
Real Estate - 1.3%
Colliers International Group Inc.	34,481	[b]	3,160,528

Description		Shares		Value ($)
Common Stocks - 95.3% (continued)
Retailing - 1.8%
Designer Brands Inc., Cl. A		156,862	[b]	2,401,557
Petco Health & Wellness Co.		199,690	[a,b]	2,228,540
				4,630,097
Semiconductors & Semiconductor Equipment - 1.2%
MaxLinear Inc.		94,513	[a]	3,083,014
Software & Services - 9.1%
ChannelAdvisor Corp.		205,318	[a]	4,652,506
DigitalOcean Holdings Inc.		50,246	[a,b]	1,817,398
DoubleVerify Holdings Inc.		84,605	[a]	2,313,947
Edgio Inc.		1,318,233	[a]	3,664,688
JFrog Ltd.		93,170	[a]	2,059,989
Paya Holdings Inc.		958,387	[a]	5,855,745
Zuora Inc., Cl. A		373,019	[a]	2,752,880
				23,117,153
Technology Hardware & Equipment - 5.4%
ADTRAN Holdings Inc.		277,228		5,428,124
Arlo Technologies Inc.		385,186	[a]	1,787,263
Extreme Networks Inc.		415,170	[a]	5,426,272
Itron Inc.		14,260	[a]	600,489
Ondas Holdings Inc.		93,380	[a,b]	345,506
				13,587,654
Transportation - 1.1%
SkyWest Inc.		163,691	[a]	2,661,616
Utilities - 6.6%
Atlantica Sustainable Infrastructure PLC		60,940		1,602,722
Clearway Energy Inc., Cl. C		215,373	[b]	6,859,630
NextEra Energy Partners LP		112,958		8,167,993
				16,630,345
Total Common Stocks (cost $263,975,018)				240,822,978

Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
iShares Russell 2000 ETF (cost $6,033,811)		31,752	[b]	5,236,540
	1-Day Yield (%)
Investment Companies - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,729,294)	3.03	6,729,294	[c]	6,729,294

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 3.8%
Registered Investment Companies - 3.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,687,869)	3.03	9,687,869	[c]	9,687,869
Total Investments (cost $286,425,992)		103.9%		262,476,681
Liabilities, Less Cash and Receivables		(3.9%)		(9,812,729)
Net Assets		100.0%		252,663,952

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $18,780,057 and the value of the collateral was $19,371,216, consisting of cash collateral of $9,687,869 and U.S. Government & Agency securities valued at $9,683,347. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	240,822,978	-	-	240,822,978
Exchange-Traded Funds	5,236,540	-	-	5,236,540
Investment Companies	16,417,163	-	-	16,417,163

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment

Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2022, accumulated net unrealized depreciation on investments was $23,949,311, consisting of $37,452,908 gross unrealized appreciation and $61,402,219 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.